Components of deferred tax assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Tax Credit Carryforwards Other	$ 8,195	$ 2,666
Deferred Tax Asset Operating Loss Carryforwards And Other Carryforwards	1,269,523	1,201,174
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits	51,742	97,276
Allowance for loan losses	760,956	592,664
Deferred Tax Assets Depreciation	7,577	6,699
Other temporary differences	34,443	31,864
Total gross deferred tax assets	2,152,702	1,953,341
Deferred Tax Liabilities Abstract
Deferred Tax Liabilities Deferred Expense Deferred Policy Acquisition Cost	37,938	37,281
Deferred Tax Liabilities Parents Basis In Discontinued Operation	349	6,400
FDIC-assisted transaction	79,381	53,351
Deferred Tax Liabilities, Investments	3,822	51,002
Other temporary differences	13,038	10,142
Total gross deferred tax liabilities	135,082	161,635
Valuation allowance	1,257,977	1,260,542
Net deferred tax asset	759,643	531,164
Loans Member
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	7,718	6,579
Deferred Tax Liabilities Abstract
Deferred Tax Liabilities Deferred Expense Deferred Financing Costs	554	3,459
Gains Losses On Sales Of Assets Member
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	9,313	10,528
Intercompany [Member]
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	$ 3,235	$ 3,891